UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	January 31, 2026

American Conservative Values ETF

ITEM 1.(a).  Reports to Stockholders.

American Conservative Values ETF Tailored Shareholder Report

semi-annual shareholder report January 31, 2026 American Conservative Values ETF ticker: ACVF (Listed on the NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the American Conservative Values ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at acvetfs.com/acv-fund-material/. You can also contact us at (888) 909-6030.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Conservative Values ETF	$39	0.75%¹

¹	Annualized.

Sector Breakdown

INFORMATION TECHNOLOGY - HARDWARE
19.65%
INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
14.46%
FINANCIALS
12.73%
CONSUMER DISCRETIONARY
12.08%
INDUSTRIALS
11.69%
HEALTH CARE
9.13%
CONSMER STAPLES
5.92%
COMMUNICATION SERVICES
4.36%
ENERGY
3.15%
UTILITIES
2.06%
MATERIALS
1.71%
REAL ESTATE
1.63%
INFORMATION TECHNOLOGY
1.31%

Top Ten Holdings
Nvidia Corp.	8.01%
Microsoft Corp.	5.04%
Broadcom, Inc.	2.51%
Cisco Systems, Inc.	2.14%
Walmart, Inc.	2.00%
Berkshire Hathaway Class B	1.70%
Eli Lilly & Co.	1.63%
Mastercard, Inc. Class A	1.58%
Exxon Mobil Corp.	1.53%
Tesla, Inc.	1.52%

For additional information about the Fund; including its summary prospectus, prospectus, financial statements and other information, holdings and proxy voting information, visit acvetfs.com/acv-fund-material/.

Key Fund Statistics

(as of January 31, 2026)

Fund Net Assets	$138,599,581
Number of Holdings	386
Total Net Advisory Fee	$511,511
Portfolio Turnover Rate	4.91%

What did the Fund invest in?

(% of Net Assets as of January 31, 2026)

ITEM 1.(b).

Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.  INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS
AND OTHER INFORMATION

Six Months Ended January 31, 2026 (unaudited)

American Conservative Values ETF

FINANCIAL STATEMENTS | January 31, 2026

American Conservative Values ETF

Schedule of InvestmentsJanuary 31, 2026 (unaudited)

See Notes to Financial Statements

		Shares	Value
99.88%	COMMON STOCKS

4.36%	COMMUNICATION SERVICES
	AT&T, Inc.	34,398	$901,572
	Charter Communications, Inc.(A)	2,185	450,372
	Electronic Arts, Inc.	2,174	443,322
	Fox Corp. Class A	3,779	275,036
	Fox Corp. Class B	3,565	233,757
	Live Nation Entertainment(A)	1,002	145,741
	News Corp. Class A	5,449	147,286
	News Corp. Class B	4,982	154,940
	Newsmax, Inc.(A)	17,209	118,742
	Omnicom Group, Inc.	6,444	496,446
	Paramount Skydance Corp.	5,044	56,543
	Pinterest, Inc.(A)	10,549	233,449
	Spotify Technology SA ADR(A)	1,323	661,963
	Take-Two Interactive(A)	1,497	329,789
	T-Mobile US, Inc.	6,431	1,268,258
	Trump Media & Technology Group Corp.(A)	10,288	131,481
			6,048,697

12.08%	CONSUMER DISCRETIONARY
	Advance Auto Parts	224	10,754
	Airbnb, Inc.(A)	6,593	852,936
	Aptiv plc ADR(A)	891	67,493
	Autozone, Inc.(A)	112	414,880
	Bath & Body Works, Inc.	986	21,495
	Best Buy Co., Inc.	780	50,778
	Booking Holdings, Inc.	239	1,195,440
	Borg-Warner, Inc.	998	47,315
	Darden Restaurants, Inc.	449	89,508
	Domino’s Pizza, Inc.	112	45,957
	DoorDash, Inc.(A)	3,497	715,556
	DR Horton, Inc.	892	132,765
	eBay, Inc.	1,873	170,855
	Etsy, Inc.(A)	1,339	70,913
	Expedia Group, Inc.	2,351	622,639
	Ford Motor Co.	13,865	192,446
	Garmin Ltd. ADR	2,782	560,962
	Genuine Parts Co.	560	77,834
	Hasbro, Inc.	226	20,184

FINANCIAL STATEMENTS | January 31, 2026

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2026 (unaudited)

See Notes to Financial Statements

		Shares	Value
	Hilton Worldwide Holdings, Inc.	891	$265,972
	Home Depot, Inc.	5,364	2,009,301
	Kohl’s Corp.	4,132	72,186
	Las Vegas Sands Corp.	1,337	70,500
	Lennar Corp.	666	72,827
	Lithia Motors, Inc.	459	148,459
	LKQ Corp.	666	21,878
	Macy’s, Inc.	6,622	132,572
	Marriott International Class A	2,146	676,634
	McDonald’s Corp.	4,311	1,357,965
	MGM Resorts International(A)	2,785	93,409
	O’Reilly Automotive, Inc.(A)	7,309	719,279
	Phinia, Inc.	209	14,875
	Polo Ralph Lauren Corp.	111	39,229
	Pool Corp.	112	28,458
	Pulte Group, Inc.	337	42,155
	PVH Corp.	223	13,906
	RH(A)	1,773	352,526
	Ross Stores, Inc.	2,777	523,881
	Royal Caribbean Cruises ADR	558	181,155
	Smith & Wesson Brands, Inc.	11,616	126,847
	Sturm Ruger & Co., Inc.	3,492	128,121
	Tapestry, Inc.	670	85,030
	Tesla, Inc.(A)	4,891	2,105,135
	TJX Companies, Inc.	9,083	1,360,724
	Tractor Supply Co.	4,352	221,430
	Ulta Beauty, Inc.(A)	113	73,152
	Under Armour, Inc. Class A(A)	8,017	49,465
	Under Armour, Inc. Class C(A)	9,104	55,261
	Wayfair, Inc.(A)	1,396	144,472
	Williams-Sonoma, Inc.	505	103,348
	Wynn Resorts Ltd.	332	35,673
	Yum! Brands, Inc.	345	53,648
			16,740,183
5.92%	CONSUMER STAPLES
	Altria Group, Inc.	5,299	328,485
	Archer-Daniels-Midland Co.	1,743	117,321
	Brown-Forman Corp. Class B	677	18,529
	Church & Dwight Co.	558	53,708
	The Clorox Co.	105	11,843
	Colgate-Palmolive Co.	2,943	265,723
	Constellation Brands, Inc.	887	138,993

FINANCIAL STATEMENTS | January 31, 2026

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2026 (unaudited)

See Notes to Financial Statements

		Shares	Value
	Dollar General Corp.	1,017	$145,868
	Dollar Tree, Inc.(A)	553	65,027
	Estee Lauder Cos. Class A	558	64,326
	General Mills, Inc.	1,338	61,896
	The Hershey Company	337	65,631
	Kimberly-Clark Corp.	779	77,892
	The Kraft Heinz Co.	2,116	50,234
	Kroger Co.	779	48,960
	McCormick & Co., Inc.(B)	446	27,576
	Mondelez International Inc. Class A	7,358	430,222
	Monster Beverage Corp.(A)	4,226	341,292
	PepsiCo, Inc.	6,970	1,070,801
	Philip Morris International, Inc.	5,931	1,064,259
	The Procter & Gamble Co.	6,170	936,421
	Sysco Corp.	536	44,944
	Walmart, Inc.	23,297	2,775,605
			8,205,556

3.15%	ENERGY
	Baker Hughes Co.	2,334	130,797
	Chevron Corp.	4,373	773,584
	ConocoPhillips	2,450	255,364
	EOG Resources, Inc.	1,224	137,247
	Exxon Mobil Corp.	14,975	2,117,465
	Halliburton Co.	2,222	74,481
	Kinder Morgan, Inc.	5,116	155,987
	Marathon Petroleum Corp.	1,102	194,161
	Occidental Petroleum Corp.	2,229	101,174
	Oneok, Inc.	998	79,032
	Schlumberger NV ADR	4,221	204,212
	Williams Cos., Inc.	2,111	141,986
			4,365,490
12.73%	FINANCIALS
	Aflac, Inc.	668	74,115
	American International Group	784	58,706
	Ameriprise Financial, Inc.	450	237,236
	Aon plc ADR	558	195,099
	Arthur J Gallagher & Co.	225	56,108
	Bank of New York Mellon	1,088	130,473
	Berkshire Hathaway Class B(A)	4,907	2,357,961
	Blackstone, Inc.	2,932	417,575
	Capital One Financial Corp.	3,675	804,568

FINANCIAL STATEMENTS | January 31, 2026

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2026 (unaudited)

See Notes to Financial Statements

	Shares	Value
CBOE Global Markets, Inc.	1,202	$318,602
The Charles Schwab Corp.	3,069	318,930
Chubb Ltd. ADR	1,689	522,847
Cincinnati Financial Corp.	449	72,240
Citigroup, Inc.	8,321	962,823
Citizens Financial Group	1,889	118,969
CME Group, Inc.	2,502	723,228
Coinbase Global, Inc.(A)	985	191,819
East West Bancorp, Inc.	1,300	148,772
Fidelity National Information Services, Inc.	1,888	104,312
Fifth Third Bancorp	3,115	156,435
Fiserv, Inc.(A)	2,494	158,943
Franklin Resources, Inc.	664	17,676
Global Payments, Inc.	1,991	142,834
Hartford Financial Services Group, Inc.	781	105,482
Huntington Bancshares	3,450	60,306
Intercontinental Exchange	3,135	544,800
Invesco Ltd. ADR	339	9,251
Keycorp	2,337	50,292
KKR & Co., Inc.	1,859	212,409
Loews Corp.	548	57,852
MarketAxess Holdings, Inc.	112	18,954
Marsh & McLennan Cos, Inc.	1,462	275,134
Mastercard, Inc. Class A	4,064	2,189,643
MetLife, Inc.	3,944	311,103
Moody’s Corporation	1,121	577,943
Morgan Stanley	3,150	575,820
MSCI, Inc.	114	69,451
Northern Trust Corp.	889	132,843
The PNC Financial Services Group, Inc.	2,037	454,862
Principal Financial Group, Inc.	447	42,340
Prudential Financial, Inc.	450	50,000
Raymond James Financial	669	110,960
Regions Financial Corp.	4,002	114,057
Robinhood Markets, Inc.(A)	2,118	210,699
Rocket Cos, Inc.	8,209	147,187
S&P 500 Global, Inc.	1,560	823,352
State Street Corp.	1,335	174,698
Synchrony Financial	225	16,342
T Rowe Price Group, Inc.	781	82,536
The Travelers Companies, Inc.	231	65,722

FINANCIAL STATEMENTS | January 31, 2026

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2026 (unaudited)

See Notes to Financial Statements

		Shares	Value
	Truist Financial Corp.	5,336	$274,377
	US Bancorp	6,512	365,388
	Wells Fargo & Co.	12,359	1,118,366
	Willis Towers Watson plc ADR	337	106,987
			17,639,427

9.13%	HEALTH CARE
	Abbott Laboratories	5,615	613,720
	Abbvie, Inc.	5,750	1,282,308
	Agilent Technologies, Inc.	558	74,688
	Amgen, Inc.	919	314,188
	Becton Dickinson & Co.	781	158,918
	Biogen, Inc.(A)	132	23,745
	Boston Scientific Corp.(A)	4,169	389,927
	Bristol-Myers Squibb Co.	7,660	421,683
	Cardinal Health, Inc.	663	142,465
	Cencora, Inc.	669	240,318
	Centene Corp.(A)	1,221	52,894
	The Cigna Group	1,145	313,856
	Cooper Cos., Inc.(A)	448	36,458
	CVS Health Corp.	2,231	166,254
	Danaher Corp.	1,751	383,276
	Dexcom, Inc.(A)	896	65,444
	Edwards Lifescience Corp.(A)	1,561	127,003
	Elevance Health, Inc.	538	186,008
	Eli Lilly & Co.	2,179	2,259,950
	Embecta Corp.	128	1,358
	Fortrea Holdings, Inc.(A)	224	3,765
	GE Healthcare Technologies	1,015	80,155
	Gilead Sciences, Inc.	1,236	175,450
	Grail, Inc.(A)	80	7,826
	HCA Healthcare, Inc.	331	161,617
	Hologic, Inc.(A)	334	25,027
	Humana, Inc.	776	151,475
	Idexx Laboratories, Inc.(A)	114	76,432
	Illumina, Inc.(A)	446	64,585
	Incyte Corp.(A)	339	33,924
	Intuitive Surgical, Inc.(A)	1,481	746,750
	Iqvia Holdings, Inc.(A)	445	102,417
	Labcorp Holdings, Inc.	224	60,820
	McKesson Corp.	565	469,634
	Medtronic plc ADR	4,146	426,872

FINANCIAL STATEMENTS | January 31, 2026

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2026 (unaudited)

See Notes to Financial Statements

		Shares	Value
	Merck & Company, Inc.	8,448	$931,561
	Mettler-Toledo International, Inc.(A)	1	1,373
	Regeneron Pharmaceuticals, Inc.	339	251,352
	ResMed, Inc.	226	58,378
	Solventum Corp.(A)	219	16,856
	Stryker Corp.	1,014	374,734
	Thermo Fisher Scientific, Inc.	1,031	596,547
	Veeva Systems, Inc. Class A(A)	216	44,047
	Vertex Pharmaceuticals(A)	796	374,040
	Zimmer Biomet Holdings	344	29,952
	Zoetis, Inc.	1,105	137,926
			12,657,976

11.69%	INDUSTRIALS
	3M Co.	879	134,628
	Amentum Holdings, Inc.(A)	351	12,559
	American Airlines Group(A)	5,782	76,901
	Ametek, Inc.	443	99,223
	Automatic Data Processing, Inc.	1,580	389,976
	The Boeing Co.(A)	775	181,133
	Broadridge Financial Solutions, Inc.	336	66,229
	Builders FirstSource, Inc.(A)	1,013	115,887
	Canadian Pacific Kansas City Southern ADR	2,234	166,076
	Carrier Global Corp.	1,224	72,926
	Caterpillar, Inc.	1,688	1,109,624
	CH Robinson Worldwide, Inc.	339	66,088
	Cintas Corp.	2,257	431,967
	Copart, Inc.(A)	15,942	646,926
	CSX Corp.	6,668	251,784
	Cummins, Inc.	558	322,982
	Deere & Co.	1,278	674,784
	Eaton Corp. plc	2,123	746,065
	Emerson Electric Co.	2,026	297,741
	Equifax, Inc.	335	67,469
	Expeditors International of Washington, Inc.	448	71,922
	Fastenal Co.	3,342	144,909
	FedEx Corp.	669	215,585
	Fortive Corporation	783	41,350
	GE Vernova LLC	550	399,504
	General Dynamics Corp.	328	115,158

FINANCIAL STATEMENTS | January 31, 2026

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2026 (unaudited)

See Notes to Financial Statements

		Shares	Value
	General Electric Co.	3,157	$968,536
	Grainger WW, Inc.	113	122,033
	Honeywell International	2,580	587,002
	Illinois Tool Works, Inc.	669	174,783
	Ingersoll Rand, Inc.	892	76,792
	Jacobs Solutions, Inc.	332	44,906
	JB Hunt Transport Services, Inc.	112	22,705
	Johnson Controls International ADR	2,934	349,909
	L3Harris Technologies, Inc.	670	229,710
	Lockheed Martin Corp.	785	497,863
	Lyft, Inc.(A)	4,519	76,236
	Norfolk Southern Corp.	237	69,024
	Northrop Grumman Corp.	447	309,440
	Old Dominion Freight	450	77,940
	Otis Worldwide Corp.	664	56,719
	PACCAR, Inc.	1,535	188,667
	Parker-Hannifin Corp.	336	314,442
	Paychex, Inc.	1,114	114,887
	Paycom Software, Inc.	112	15,092
	Quanta Services, Inc.	112	53,159
	RB Global, Inc. ADR	2,301	261,325
	Republic Services, Inc.	2,248	483,522
	Rockwell Automation, Inc.	112	47,225
	RTX Corp.	4,508	905,792
	Southwest Airlines Co.	2,226	105,780
	Trane Technologies plc ADR	555	233,422
	Transdigm Group, Inc.	112	159,884
	Uber Technologies, Inc.(A)	10,836	867,422
	Union Pacific Corp.	2,021	475,137
	United Airlines Holdings(A)	2,216	226,741
	UPS, Inc. Class B	1,992	211,590
	Veralto Corp.	862	85,321
	Verisk Analytics, Inc.	813	176,795
	Wabtec Corp.	443	101,952
	Waste Management, Inc.	2,508	557,378
	Xylem, Inc.	225	31,021
			16,199,548

1.31%	INFORMATION TECHNOLOGY
	AppLovin Corp.(A)	512	242,232
	Ciena Corp.(A)	1,736	437,142
	Palantir Technologies Inc.(A)	4,824	707,150

FINANCIAL STATEMENTS | January 31, 2026

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2026 (unaudited)

See Notes to Financial Statements

		Shares	Value
	Qnity Electronics, Inc.	380	$36,548
	Ubiquiti, Inc.	394	217,259
	Viasat, Inc.(A)	3,783	170,878
			1,811,209

19.65%	INFORMATION TECHNOLOGY - HARDWARE
	Advanced Micro Devices(A)	4,194	992,846
	Amphenol Corp. Class A	3,598	518,400
	Analog Devices, Inc.	2,669	829,739
	Broadcom, Inc.	10,485	3,473,679
	Cisco Systems, Inc.	37,881	2,966,840
	Corning, Inc.	8,787	907,258
	HP, Inc.	5,211	101,302
	Intel Corp.(A)	12,748	592,400
	Jabil, Inc.	1,587	376,421
	Keysight Technologies, Inc.(A)	446	96,483
	Lam Research Corp.	4,423	1,032,594
	Microchip Technology, Inc.	1,114	84,575
	Micron Technology, Inc.	2,595	1,076,614
	Motorola Solutions, Inc.	2,127	856,203
	Nvidia Corp.	58,053	11,095,670
	NXP Semiconductors NV ADR	980	221,617
	Qualcomm, Inc.	4,149	628,947
	Ralliant Corp.	260	13,772
	Roper Technologies, Inc.	1,023	379,768
	TE Connectivity plc ADR	1,116	248,622
	Texas Instruments, Inc.	3,475	749,036
			27,242,786

14.46%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Accenture plc Class A ADR	3,034	799,884
	Adobe, Inc.(A)	2,351	689,431
	Applied Materials, Inc.	3,619	1,166,476
	Arista Networks, Inc.(A)	10,924	1,548,368
	Autodesk, Inc.(A)	1,235	312,294
	Cadence Design Systems(A)	1,913	566,937
	CDW Corp.	337	42,593
	Cognizant Tech Solutions	3,950	324,137
	CrowdStrike Holdings, Inc.(A)	585	258,222
	F5, Inc.(A)	1,110	305,927
	Fair Isaac Corp.(A)	130	190,212

FINANCIAL STATEMENTS | January 31, 2026

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2026 (unaudited)

See Notes to Financial Statements

		Shares	Value
	Fortinet, Inc.(A)	2,215	$179,991
	Gartner Group, Inc.(A)	444	93,067
	Hewlett-Packard Enterprise	13,390	288,153
	Intuit, Inc.	1,659	827,708
	KLA Corp.	595	849,624
	Manhattan Associates, Inc.(A)	684	103,291
	Microsoft Corp.	16,246	6,990,491
	Oracle Corp.	7,710	1,268,912
	Palo Alto Networks, Inc.(A)	3,077	544,537
	Seagate Technology Holdings plc ADR	550	224,230
	ServiceNow, Inc.(A)	5,767	674,797
	Synopsys, Inc.(A)	1,356	630,696
	Tyler Technologies, Inc.(A)	107	39,526
	Verisign, Inc.	3,245	792,526
	Workday, Inc. Class A(A)	977	171,590
	Zebra Technologies Corp.(A)	663	155,792
			20,039,412
1.71%	MATERIALS
	Air Products and Chemicals, Inc.	672	183,120
	Albemarle Corp.	112	19,110
	Amcor plc ADR	1,001	44,294
	Ball Corporation	1,114	63,353
	Celanese Corp. Class A	113	5,022
	Corteva, Inc.	2,228	162,198
	Dow, Inc.	887	24,437
	Dupont de Nemours, Inc.	761	33,423
	Ecolab, Inc.	783	220,798
	FMC Corp.	113	1,785
	Freeport-McMoran, Inc.	5,341	321,688
	International Flavors & Fragrance, Inc.	223	15,568
	International Paper Co.	1,559	62,859
	Linde plc ADR	382	174,563
	LyondellBasell Industries NV ADR	665	32,585
	The Mosaic Co.	889	24,447
	Newmont Goldcorp Corp.	2,113	237,395
	Nucor Corp.	775	137,733
	Olin Corp.	6,712	139,677
	Packaging Corp. of America	225	50,074
	PPG Industries, Inc.	669	77,356
	The Sherwin-Williams Co.	670	237,609
	Smurfit Kappa Group plc ADR	558	23,229
	Solstice Advanced Materials, Inc.(A)	645	39,842

FINANCIAL STATEMENTS | January 31, 2026

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2026 (unaudited)

See Notes to Financial Statements

		Shares	Value
	Sylvamo Corp.	120	$5,873
	Vulcan Materials Co.	112	33,660
			2,371,698

1.63%	REAL ESTATE
	Alexandria Real Estate Equities, Inc. REIT	226	12,349
	American Tower Corporate REIT	1,240	222,307
	AvalonBay Communities, Inc. REIT	337	59,875
	CBRE Group, Inc.(A)	1,335	227,390
	Crown Castle, Inc. REIT	1,227	106,516
	Digital Realty Trust, Inc. REIT	780	129,441
	Equinix, Inc.	338	277,474
	Equity Residential REIT	1,003	62,507
	Extra Space Storage, Inc. REIT	113	15,591
	Host Hotels & Resorts, Inc. REIT	1,328	24,608
	Mid-America Apartment Communities REIT	113	15,176
	Millrose Properties, Inc. REIT	327	9,745
	Prologis, Inc.	3,622	472,888
	Public Storage REIT	557	153,838
	Realty Income Corp. REIT	544	33,271
	SBA Communications Corp.	104	19,147
	Simon Property Group, Inc. REIT	554	105,986
	Ventas, Inc. REIT	663	51,495
	Welltower, Inc. REIT	1,114	209,833
	Weyerhaeuser Co. REIT	1,777	45,811
			2,255,248

2.06%	UTILITIES
	AES Corp.	663	9,713
	Ameren Corp.	100	10,328
	American Electric Power, Inc.	454	54,378
	American Water Works Co.	225	29,054
	CenterPoint Energy, Inc.	1,112	44,135
	Consolidated Edison, Inc.	110	11,729
	Constellation Energy Corp.	447	125,464
	Dominion Energy, Inc.	647	38,930
	DTE Energy Co.	450	60,471
	Duke Energy Corp.	1,431	173,652
	Edison International	881	54,869
	Eversource Energy	891	61,595

FINANCIAL STATEMENTS | January 31, 2026

American Conservative Values ETF

Schedule of Investments - continuedJanuary 31, 2026 (unaudited)

See Notes to Financial Statements

		Shares	Value
	Exelon Corp.	1,090	$48,810
	FirstEnergy Corp.	1,449	68,596
	NextEra Energy, Inc.	8,764	770,356
	Public Service Enterprise Group, Inc.	1,224	100,809
	Sempra Energy	474	41,243
	The Southern Company	10,890	972,586
	WEC Energy Group	672	74,370
	Xcel Energy, Inc.	1,336	101,616
			2,852,704

99.88%	TOTAL COMMON STOCKS
	(Cost: $103,634,183)		138,429,934

0.00%	WARRANTS

0.00%	FINANCIALS
	Sycamore Partners LLC-CVR(A)(C)	2,868	—

0.00%	TOTAL WARRANTS
	(Cost: $ —)		—

99.88%	TOTAL INVESTMENTS
	(Cost: $103,634,183)		138,429,934
0.12%	Other assets, net of liabilities		169,647
100.00%	NET ASSETS		$138,599,581

(A)Non-income producing.

(B)Non-voting shares.

(C)The warrant is a Level 3 Security. See Note 1.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust.

CVR - Contingent Value Right.

FINANCIAL STATEMENTS | January 31, 2026

American Conservative Values ETF

Statement of Assets and LiabilitiesJanuary 31, 2026 (unaudited)

See Notes to Financial Statements

ASSETS
Investments at value (cost of $103,634,183) (Note 1)	$138,429,934
Cash	181,790
Dividends receivable	76,371
TOTAL ASSETS	138,688,095

LIABILITIES
Accrued advisory fees	88,514
TOTAL LIABILITIES	88,514
NET ASSETS	$138,599,581

Net Assets Consist of:
Paid-in capital	$104,604,916
Distributable earnings (accumulated deficits)	33,994,665
Net Assets	$138,599,581

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	2,775,000
Net Asset Value and Offering Price Per Share	$49.95

FINANCIAL STATEMENTS | January 31, 2026

American Conservative Values ETF

Statement of OperationsSix Months Ended January 31, 2026 (unaudited)

See Notes to Financial Statements

INVESTMENT INCOME
Dividend income (net of foreign tax withheld of $794)	$899,471
Total investment income	899,471

EXPENSES
Investment advisory fees (Note 2)	511,511
Total expenses	511,511

Net investment income (loss)	387,960

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	1,897,252
Net change in unrealized appreciation (depreciation) of investments	4,307,777

Net realized and unrealized gain (loss) on investments	6,205,029

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$6,592,989

(1)Includes realized gains (losses) as a result of in-kind transactions (Note 3).

FINANCIAL STATEMENTS | January 31, 2026

American Conservative Values ETF

Statements of Changes in Net Assets

See Notes to Financial Statements

	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$387,960	$738,903
Net realized gain (loss) on investments	1,897,252	2,806,226
Net change in unrealized appreciation (depreciation) of investments	4,307,777	12,356,955
Increase (decrease) in net assets from operations	6,592,989	15,902,084

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(388,025)	(751,218)
Decrease in net assets from distributions	(388,025)	(751,218)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	6,176,152	23,473,329
Shares redeemed	(4,941,211)	(6,757,242)
Increase (decrease) in net assets from capital stock transactions	1,234,941	16,716,087

NET ASSETS
Increase (decrease) during period	7,439,905	31,866,953
Beginning of period	131,159,676	99,292,723
End of period	$138,599,581	$131,159,676

FINANCIAL STATEMENTS | January 31, 2026

American Conservative Values ETF

Selected Per Share Data Throughout Each Period

FINANCIAL STATEMENTS | January 31, 2026

American Conservative Values ETF

Financial Highlights

	Six Months Ended January 31, 2026 (unaudited)
		Years Ended July 31,				Period Ended July 31, 2021*
		2025	2024	2023	2022
Net asset value, beginning of period	$47.69	$41.81	$34.83	$30.99	$32.55	$25.00
Investment activities
Net investment income (loss) (1)	0.14	0.28	0.29	0.29	0.25	0.19
Net realized and unrealized gain (loss) on investments	2.26	5.89	6.97	3.83	(1.58)	7.53
Total from investment activities	2.40	6.17	7.26	4.12	(1.33)	7.72

Distributions
Net investment income	(0.14)	(0.29)	(0.28)	(0.28)	(0.21)	(0.17)
Net realized gain	—	—	—	—	(0.02)	—
Total distributions	(0.14)	(0.29)	(0.28)	(0.28)	(0.23)	(0.17)
Net asset value, end of period	$49.95	$47.69	$41.81	$34.83	$30.99	$32.55

Total Return(2)	5.02%	14.82%	20.93%	13.45%	(4.06%)	30.96%

Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	0.57%	0.64%	0.77%	0.94%	0.77%	0.82%
Portfolio turnover rate(4)	4.91%	6.37%	12.98%	9.27%	3.70%	6.04%
Net assets, end of period (000s)	$138,600	$131,160	$99,293	$56,601	$32,537	$13,965

(1)Per share amounts caluculated using the average shares outstanding during the period.

(2)Total return is for the period indicated and has not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than a year.

(4)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

*The Fund commenced operations on October 28, 2020.

FINANCIAL STATEMENTS | January 31, 2026

American Conservative Values ETF

Notes to Financial StatementsJanuary 31, 2026 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The American Conservative Values ETF (the “Fund”) is a diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on October 28, 2020.

The Fund’s objective is to seek to achieve long-term capital appreciation with capital preservation as a secondary objective.

The Fund is deemed to be an individual operating and reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies”, are used by Ridgeline Research LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio managers are deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records its investments at fair value. Generally, the Fund’s domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities are valued at their fair market value as determined in good faith under procedures set by the Trust’s

FINANCIAL STATEMENTS | January 31, 2026

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (unaudited)

Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask prices on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS | January 31, 2026

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of January 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$138,429,934	$—	$—		$138,429,934
Warrants	—	—	—	*	—
	$138,429,934	$—	$—		$138,429,934

*The Level 3 securities have zero value.

Refer to the Funds Schedule of Investments for a listing of the securities by type and sector. There were no transfers into or out of any levels during the period ended January 31, 2026. On January 31, 2026, The Fund held assets in which significant unobservable inputs were used determining fair value (Level 3). These assets were valued at $ — (0.00% of net assets). As the value of the Level 3 securities are not material to the financial statements, no additional Level 3 disclosures are presented.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis to calculate realized gains and losses from security transactions for book and tax purposes. Dividends are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENTS | January 31, 2026

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (unaudited)

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended January 31, 2026, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the

FINANCIAL STATEMENTS | January 31, 2026

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (unaudited)

Custodian for each creation order is $1,500. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $1,500.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of January 31, 2026:

	Creation Unit Shares	Creation Transaction Fee	Value
American Conservative Values ETF	25,000	$1,500	$1,248,750

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking is secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance

FINANCIAL STATEMENTS | January 31, 2026

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (unaudited)

from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss will be remote.

NOTE 2 –

INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Advisory Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. Under the Advisory Agreement, the Advisor assumes and pays all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Investment Advisory Agreement, distribution fees or expenses under a 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the rate of 0.75%.

The Advisor has retained Vident Asset Management (the “Sub-Advisor”), to serve as sub-advisor for the Fund. The Sub-Advisor is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to

FINANCIAL STATEMENTS | January 31, 2026

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (unaudited)

execute purchase and sale transactions as instructed by the Advisor, subject to the supervision of the Advisor and the Board.

For the services it provides to the Fund, the Sub-Advisor is compensated by the Advisor from the advisory fees paid by the Fund to the Advisor. Fees to the Sub-Advisor are calculated daily and paid monthly, based on the daily net assets of the Fund at the following rate: 0.05% on the first $250 million in net assets; 0.04% on the next $250 million in net assets; and 0.03% on any net assets in excess of $500 million (subject to a minimum of $30,000 per year).

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund. The Advisor pays these fees.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. For its services, Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

FINANCIAL STATEMENTS | January 31, 2026

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (unaudited)

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions for the six months ended January 31, 2026, were as follows:

Purchases	Sales
$7,480,970	$6,628,119

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the six months ended January 31, 2026, were as follows:

Purchases	Sales	Realized Gain
$6,132,287	$5,494,555	$2,975,147

NOTE 4 –

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

FINANCIAL STATEMENTS | January 31, 2026

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (unaudited)

The tax character of distributions during the six months ended January 31, 2026 and year ended July 31, 2025, were as follows:

	Six Months Ended January 31, 2025	Year Ended July 31, 2025
Distributions paid from:
Ordinary income	$388,025	$751,218
	$388,025	$751,218

As of January 31, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$26,979
Accumulated net realized gain (loss) on investments	(828,066)
Net unrealized appreciation (depreciation) of investments	34,795,752
$33,994,665

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consist of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$103,634,183	$39,528,243	$(4,732,491)	$34,795,752

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the U.S. Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party

FINANCIAL STATEMENTS | January 31, 2026

American Conservative Values ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (unaudited)

or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Six Months Ended January 31, 2026	Year Ended July 31, 2025
Shares sold	125,000	525,000
Shares redeemed	(100,000)	(150,000)
Net increase (decrease)	25,000	375,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, the Fund has made the following distributions to the shareholders of record:

Record Date	Ex-Dividend Date	Amount
March 25, 2026	March 25, 2026	$ (201,207)

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

FINANCIAL STATEMENTS | January 31, 2026

American Conservative Values ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Because Ridgeline Research, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Investment Advisory Agreement and Investment Sub-Advisory Agreement Approval

This semi-annual report pertains only to the American Conservative Values ETF; however, the disclosure below pertains to that fund and the American Conservative Values Small-Cap ETF, a fund that has not commenced operations. Once the American Conservative Values Small-Cap ETF commences operations, this disclosure will be provided again in the next financial report that is prepared and applicable to that fund.

At a meeting held on September 23-24, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Ridgeline Advisory Agreement”) between the Trust and Ridgeline Research, LLC (“Ridgeline”) and the Investment Sub-Advisory Agreement (the “Vident Sub-Advisory Agreement”) between Ridgeline, the Trust and Vident Advisory, LLC (d/b/a Vident Asset Management, herein “Vident”), each with respect to the American Conservative Values ETF (“ACVF”) and the American Conservative Values Small-Cap ETF (“ACVSCF” together with ACVF, the “ACV ETFs”). The Board discussed the arrangements between Ridgeline and Trust and among Ridgeline, the Trust and Vident with respect to the ACV ETFs. The Board reflected on its discussions with the representatives from Ridgeline earlier

FINANCIAL STATEMENTS | January 31, 2026

American Conservative Values ETF

Supplemental Information (unaudited) - continued

in the Meeting regarding the manner in which the ACV ETFs were managed and the roles and responsibilities of Ridgeline and Vident under the Ridgeline Advisory Agreement and the Vident Sub-Advisory Agreement (collectively, the “Advisory Agreements”).

The Trustees reviewed a memorandum from Trust Counsel that addressed the Trustees’ duties when considering the continuation of the Advisory Agreements and the responses of Ridgeline and Vident to requests for information from Trust Counsel on behalf of the Board. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. The Trustees also reviewed the responses of Ridgeline and Vident to requests for information from Trust Counsel on behalf of the Board and noted that the responses included a copy of financial information for Ridgeline and Vident, an expense comparison analysis for the ACV ETFs and comparable ETFs, and the Advisory Agreements. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by Ridgeline and Vident; (ii) the investment performance of the ACVF and Ridgeline; (iii) the costs of the services to be provided and profits to be realized by Ridgeline and Vident from the relationship with the ACV ETFs; (iv) the extent to which economies of scale would be realized if each ACV ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of each ACV ETF’s shareholders; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Advisory Agreements, including: (i) information regarding the services and support to be provided by Ridgeline and Vident to the ACV ETFs and their shareholders; (ii) presentations by management of Ridgeline and Vident addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the ACV ETFs; (iii) information pertaining to the compliance structure of Ridgeline and Vident; (iv) disclosure information contained in the ACV ETFs’ registration statement and Ridgeline’s and Vident’s Forms ADV and/or their policies and procedures; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

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The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about Ridgeline and Vident, including financial information, information on personnel and the services to be provided by Ridgeline and Vident to the ACV ETFs, each firm’s compliance program, information on any current legal matters, and other general information; (ii) projected expenses of the ACV ETFs and comparative expense and performance information for other ETFs with strategies similar to the ACV ETFs prepared by an independent third party; (iii) the anticipated effect of size on the ACV ETFs’ performance and expenses; and (iv) benefits anticipated to be realized by Ridgeline and Vident from their relationship with the ACV ETFs.

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services provided by Ridgeline and Vident.

In this regard, the Board considered the responsibilities of Ridgeline and Vident under its respective Advisory Agreement. The Board reviewed the services provided by Ridgeline and Vident to the ACV ETFs, including, without limitation, Ridgeline’s process for formulating investment recommendations and the processes of both Ridgeline and Vident for assuring compliance with the ACV ETFs’ investment objectives and limitations; Vident’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Ridgeline for the ACV ETFs among the service providers; and the anticipated efforts of Ridgeline to promote the ACV ETFs and grow their assets. The Board considered: the staffing, personnel, and methods of operating of Ridgeline and Vident; the education and experience of their personnel; and information provided regarding their compliance programs, policies and procedures. The Board considered the methods to be utilized by Ridgeline in supervising Vident as a sub-adviser to the ACV ETFs and the relationship between Ridgeline and Vident. After reviewing the foregoing and further information from Ridgeline and Vident, the Board concluded that the quality, extent, and nature of the services provided by Ridgeline and Vident were satisfactory and adequate for the ACV ETFs.

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The investment performance of the ACVF and Ridgeline.

The Board reviewed ACVF’s performance under Ridgeline’s management. The Trustees discussed the reports prepared by Broadridge Financial Solutions (“Broadridge”) and reviewed the performance of the ACVF with the performance of its benchmark index, the S&P 500 Index (“S&P 500”), a custom category of funds derived from ACVF’s Morningstar category, the Large Blend category, selected by Broadridge based on factors such as whether the funds have an active or passive strategy, and share class characteristics (“Category”), and a peer group selected from the Category by Broadridge based on style of investment management, anticipated assets, and the nature of the investment strategy and markets invested in, among other factors (“Peer Group”). The Board noted that ACVF had underperformed the S&P 500 for the one-year and three-year periods ended June 30, 2025, and had outperformed the performance of the medians of the Peer Group and the Category for the one-year and three-year periods ended June 30, 2025.

The Board noted that ACVSCF had not yet commenced operations. The Trustees considered that Ridgeline does not manage any separate accounts with strategies similar to those of the ACV ETFs.

After a detailed discussion of ACVF’s performance, the Board concluded that the overall performance of ACVF was satisfactory and warranted the approval of the Advisory Agreements.

The costs of services to be provided and profits to be realized by Ridgeline and Vident from the relationship with the ACV ETFs.

In this regard, the Board considered the financial condition of Ridgeline and the level of commitment to the ACV ETFs by Ridgeline. The Board also considered the projected assets and proposed expenses of the ACV ETFs, including the nature and frequency of advisory payments. The Board noted the information on profitability provided by Ridgeline and Vident. The Trustees considered the ACV ETFs’ unitary fee structure, in which the ACV ETFs pay an advisory fee to Ridgeline and Ridgeline has agreed to pay most of the ACV ETFs’ expenses, and compared the advisory fee and gross and net expense ratios of each ACV ETF to the advisory fees and gross and net expenses of its Category and Peer Group. The Trustees noted that the advisory fee paid to Ridgeline by ACVF was higher than the median of the Category and Peer Group, and that the ACVF’s gross and net expense ratios were higher than the median of the Category and Peer Group, but within the range of other funds in its Category and Peer Group. The Board acknowledged Ridgeline’s representations that the ACVF

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is actively managed and has a unique value proposition. The Trustees then considered ACVSCF’s advisory fee and gross and net expense ratios, noting that the advisory fee paid to Ridgeline by ACVSCF was higher than the median, but within the range, of funds in its Category and Peer Group, that the ACVSCF’s gross expense ratio was slightly higher than the median of its Category but was equal to the median of funds in its Peer Group. The Board noted that Ridgeline does not manage separate accounts with strategies similar to the ACV ETFs. The Trustees also considered the split of the fees paid to Ridgeline versus those paid to Vident and the respective services provided by each to the ACV ETFs. The Board also considered that Vident represented that its fees for sub-advising the ACV ETFs are consistent with the range of fees charged to other clients. After further consideration, the Board concluded that the profitability of Ridgeline and Vident was not unreasonable, and the fees to be paid to Ridgeline (who in turn will pay Vident) were within an acceptable range in light of the services to be rendered by Ridgeline and Vident.

The extent to which economies of scale would be realized as each ACV ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of each ACV ETF’s shareholders

The Trustees considered that at the ACV ETFs’ current asset levels, it was not anticipated that the ACV ETFs would achieve economies of scale. They noted that the unitary fee structure of the ACV ETFs limits shareholders’ exposure to fee increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory and sub-advisory personnel assigned to the ACV ETFs; the basis of decisions to buy or sell securities for the ACV ETFs; the substance and administration of the Code of Ethics and other relevant policies of Ridgeline and Vident. The Board noted that Vident utilizes soft dollars with regard to the ACVF ETF and considered that Vident provides the Board with quarterly reporting in connection with its use of soft dollars. The Board also considered potential benefits for Ridgeline and Vident in managing the ACV ETFs. Following further consideration and discussion, the Board concluded that the standards and practices of Ridgeline and Vident relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Ridgeline and Vident from managing the ACV ETFs were satisfactory.

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After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under each Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and approved the continuation of the Advisory Agreements for each ACV ETF.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes renumeration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract renewal in the Supplemental Information.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.  EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR - Not applicable.
(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 6, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: April 6, 2026

* Print the name and title of each signing officer under his or her signature.